VIRTUS KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—96.4%
Communication Services—5.6%
NetEase, Inc. (China)	4,900	$126
Tencent Holdings Ltd. (China)	2,600	143
		269

Consumer Discretionary—4.7%
Alibaba Group Holding Ltd. Sponsored ADR (China)	432	41
Allegro.eu S.A. (Poland)(1)	8,707	88
Union Auction PCL Foreign Shares (Thailand)	771,700	95
		224

Consumer Staples—13.3%
Arca Continental SAB de C.V. (Mexico)	12,935	155
BBB Foods, Inc. Class A (Mexico)(1)	4,289	179
Hagar hf (Iceland)	96,830	91
Heineken Malaysia Bhd (Malaysia)	23,300	111
Wal-Mart de Mexico SAB de C.V. (Mexico)	34,754	102
		638

Financials—14.8%
Bank Central Asia Tbk PT (Indonesia)	484,000	150
BR Advisory Partners Participacoes S.A. (Brazil)	26,929	77
Caixa Seguridade Participacoes S.A. (Brazil)	64,494	247
Kaspi.KZ JSC ADR (Kazakhstan)	935	81
Kfin Technologies Ltd. (India)	3,142	29
Optima bank S.A. (Greece)	6,676	76
Qualitas Controladora SAB de C.V. (Mexico)	5,212	52
		712

Health Care—2.8%
Riverstone Holdings Ltd. (Singapore)	205,300	136
Industrials—38.8%
Computer Age Management Services Ltd. (India)	12,134	102
Credit Bureau Asia Ltd. (Singapore)	97,100	86
Epiroc AB Class B (Sweden)	7,178	166
Esab Corp. (United States)	613	60
Ferreycorp SAA (Peru)	154,308	189
GFC Ltd. (Taiwan)	14,757	56
GPS Participacoes e Empreendimentos S.A. (Brazil)	59,707	134
Haitian International Holdings Ltd. (China)	37,066	89
HD Hyundai Marine Solution Co., Ltd. (South Korea)	759	110
Humanica PCL Foreign Shares (Thailand)	64,600	9
Jack Technology Co., Ltd. Class A (China)	14,400	77
JVM Co., Ltd. (South Korea)	3,733	51
Lumax International Corp., Ltd. (Taiwan)	12,000	46
NICE Information Service Co., Ltd. (South Korea)	9,797	87
Precision Tsugami China Corp., Ltd. (China)	13,200	118
S-1 Corp. (South Korea)	1,219	56
Sporton International, Inc. (Taiwan)	21,000	126
Techtronic Industries Co., Ltd. (China-Hong Kong)	6,500	107
Tegma Gestao Logistica S.A. (Brazil)	15,008	87
VAT Group AG (Switzerland)	119	104
		1,860

	Shares	Value

Information Technology—11.3%
LEENO Industrial, Inc. (South Korea)	648	$35
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,061	507
		542

Materials—5.1%
Avia Avian Tbk PT (Indonesia)	3,586,000	63
Corp. Moctezuma SAB de C.V. (Mexico)	38,271	182
		245

Total Common Stocks (Identified Cost $3,879)		4,626

Total Long-Term Investments—96.4% (Identified Cost $3,879)		4,626

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(2)	79,085	79
Total Short-Term Investment (Identified Cost $79)		79

TOTAL INVESTMENTS—98.0% (Identified Cost $3,958)		$4,705
Other assets and liabilities, net—2.0%		94
NET ASSETS—100.0%		$4,799

Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Taiwan	16%
Mexico	14
China	13
Brazil	12
South Korea	7
Singapore	5
Indonesia	4
Other	29
Total	100%
† % of total investments as of June 30, 2026.
See Notes to Schedule of Investments

VIRTUS KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$4,626	$4,626
Money Market Mutual Fund	79	79
Total Investments	$4,705	$4,705
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Schedule of Investments

VIRTUS KAR DEVELOPING MARKETS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.